Deferred tax assets have not been recognized in respect of the following deductible temporary differences: (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Tax losses carried forward	$ 114,854,099	$ 84,156,050
Intangible assets and goodwill	33,951,477	32,732,062
Investments	3,869,535	5,112,068
Financing and share issuance costs	6,735,102	9,694,771
Other temporary differences	818,939	390,249
Deferred tax asset not recognized	$ 160,229,152	$ 132,085,200